Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Government insured/guaranteed [Member]	Dec. 31, 2012 Government insured/guaranteed [Member]	Dec. 31, 2011 Government insured/guaranteed [Member]	Mar. 31, 2013 Private Forward Repurchase Transaction [Member]	Dec. 31, 2013 Private Forward Repurchase Transaction [Member]	Dec. 31, 2012 Private Forward Repurchase Transaction [Member]
Supplemental cash flow information - Noncash activities
Transfers from trading assets to available for sale securities	$ 0	$ 0	$ 47
Transfers from (to) loans to (from) available for sale securities	(77)	921	2,822
Trading assets retained from securitizations of MHFS	47,198	85,108	61,599
Capitalization of MSRs from sale of MHFS	3,616	4,988	4,089
Transfers from MHFS to foreclosed assets	127	223	224
Transfers from loans to MHFS	7,610	7,584	6,305
Transfers from loans to LHFS	274	143	129
Transfers from loans to foreclosed assets	4,470	6,114	7,594	2,700	3,500	3,400
Transfers from available for-sale securities to held-to-maturity securities	6,042	0	0
Transfers from noncontrolling interests to other liabilities	750	0	0
Changes in consolidations (deconsolidations) of variable interest entities:
Trading assets	1,950	0	0
Available for sale securities	0	(40)	7
Loans	(2,268)	(245)	(599)
Long-term debt	(354)	(293)	(628)
Consolidation of Reverse Mortgages Previously Sold:
Loans	0	0	5,483
Long-term debt	0	0	5,425
Summary Of Significant Accounting Policies Textuals [Abstract]
Forward Contract Indexed to Issuer's Equity, Contract Amount								$ 500	$ 200
Common stock repurchased, shares							6,000,000	40,000,000	36,000,000